Financial Instruments Fair Value Risk (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fair Values of Financial Assets and Financial Liabilities

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
			Carrying	Carrying
	Fair value	Fair value	amount	amount
Fair values of financial assets and financial liabilities	2018	2017	2018	2017
Financial assets
Cash and cash equivalents	3,230	3,317	3,230	3,317
Held-to-maturity investments(a)	—	163	—	163
Loans and receivables(a)	—	463	—	463
Available-for-sale financial assets(a)	—	564	—	564
Amortised cost(a)	629	—	629	—
Financial assets at fair value through other comprehensive income(a)	329	—	329	—
Financial assets at fair value through profit or loss:
Derivatives	194	116	194	116
Other	364	139	364	139

	4,746	4,762	4,746	4,762
Financial liabilities
Bank loans and overdrafts	(816)	(995)	(814)	(992)
Bonds and other loans	(23,691)	(23,368)	(23,391)	(22,709)
Finance lease creditors	(141)	(147)	(128)	(131)
Derivatives	(402)	(421)	(402)	(421)
Other financial liabilities	(150)	(177)	(150)	(177)

	(25,200)	(25,108)	(24,885)	(24,430)

(a)	Classification has changed following adoption of IFRS 9. See page 117 and note 1 for further details.

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
								Total fair	Total fair
		Level 1	Level 1	Level 2	Level 2	Level 3	Level 3	value	value
	Notes	2018	2017	2018	2017	2018	2017	2018	2017
Assets at fair value
Financial assets at fair value through other comprehensive income	17A	160	—	5	—	164	—	329	—
Available-for-sale financial assets	17A	—	215	—	7	—	342	—	564
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	—	—	276	173	—	—	276	173
Other	17A	145	137	—	—	219	2	364	139
Liabilities at fair value
Derivatives(b)	16C	—	—	(542)	(534)	—	—	(542)	(534)
Contingent consideration	14	—	—	—	—	(142)	(445)	(142)	(445)

(a)	Includes €82 million (2017: €57 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(140) million (2017: €(113) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2018	2017
1 January	(101)	(106)
Gains and losses recognised in profit and loss	272	26
Gains and losses recognised in other comprehensive income	(9)	2
Purchases and new issues	4	(89)
Sales and settlements	75	(17)
Transfers into Level 3	—	83

31 December	241	(101)